SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Net Revenue	$ 9,362,022	$ 2,532,499
Total operating loss	(8,953,445)	(7,973,228)
Non-operating income (expense), net	(74,736)	57,210
Net loss before income taxes	(9,028,181)	(7,916,018)
Income tax expense	(11,650)	(20,993)
Net loss	(9,039,831)	(7,937,011)
Diagnostic R&D [Member]
Product Information [Line Items]
Net Revenue	8,654	19,442
Total operating loss	(1,782,882)	(1,724,597)
Laboratory Services [Member]
Product Information [Line Items]
Net Revenue	9,353,368	2,513,057
Total operating loss	(9,946,452)	(3,769,783)
General Corporate Activities [Member]
Product Information [Line Items]
Total operating loss	$ (6,586,133)	$ (5,011,347)